Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	2025	2024

Office and computer equipment	$29,264	$21,032
Furniture and fixtures	113,069	96,818
Lab equipment	170,423	170,423
Leasehold improvements	502,155	502,155
Less: Accumulated depreciation	(193,008)	(117,567)
Total	$621,903	$672,861

	2024	2023
Office and computer equipment	$21,032	$17,394
Furniture and fixtures	96,818	76,099
Lab equipment	170,423	—
Leasehold improvements	502,155	482,170
Less: Accumulated depreciation	(117,567)	(3,790)
Total	$672,861	$571,873